SHARE-BASED COMPENSATION - Options activities (Details) - Options - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Number of shares
Outstanding at the beginning of the period (in shares)	2,451,067	1,904,067	3,885,667
Granted (in shares)	50,000	900,000
Forfeited (in shares)	(50,000)	(100,000)
Expired (in shares)	(74,000)	(253,000)	(1,981,600)
Outstanding at the end of the period (in shares)	2,377,067	2,451,067	1,904,067
Vested and expected to vest at the end of the period (in shares)	2,377,067
Exercisable at the end of the period (in shares)	842,337
Weighted average exercise
Outstanding at the beginning of the period (in dollars per share)	$ 2.21	$ 2.61	$ 2.66
Granted (in dollars per share)	2.35	1.71
Forfeited (in dollars per share)	1.71	1.71
Expired (in dollars per share)	3.60	3.60	2.72
Outstanding at the end of the period (in dollars per share)	2.18	$ 2.21	$ 2.61
Vested and expected to vest at the end of the period (in dollars per share)	2.18
Exercisable at the end of the period (in dollars per share)	$ 2.54
Weighted remaining contractual Years
Vested and expected to vest at the end of the period	7 years 5 months 16 days
Exercisable at the end of the period	6 years 2 months 23 days
Aggregate intrinsic value
Vested and expected to vest at the end of the period (in dollars)	$ 556,612
Exercisable at the end of the period (in dollars)	$ 51,431